RELATED PARTY TRANSACTIONS - Summary of Long-Term Balances Owed to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Long-term related party debt	$ 0	$ 44,000
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Long-term related party debt	$ 0	$ 44,000